MORTGAGE LOANS ON REAL ESTATE - Schedule of Credit Quality Indicators (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Allowance for credit losses	$ (97)	$ (44)
Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
2024	866	305
2023	1,529	1,826
2022	3,635	740
2021	1,594	490
2020	1,114	493
Prior	3,846	2,168
Total	12,584	6,022
Allowance for credit losses	(158)	(60)
Total, net of allowance	12,426	5,962
Commercial mortgage loans: | Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	9,891	6,022
Allowance for credit losses	(149)	(60)	$ (41)	$ (1)
Total, net of allowance	9,742	5,962
Commercial mortgage loans: | Real Estate | Current
Financing Receivable, Credit Quality Indicator [Line Items]
2024	569	305
2023	607	1,750
2022	2,428	731
2021	1,280	490
2020	961	493
Prior	3,735	2,115
Total	9,580	5,884
Commercial mortgage loans: | Real Estate | 30-59 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
2024	0	0
2023	25	26
2022	4	0
2021	0	0
2020	10	0
Prior	48	26
Total	87	52
Commercial mortgage loans: | Real Estate | 60-89 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
2024	0	0
2023	0	50
2022	50	9
2021	30	0
2020	0	0
Prior	0	13
Total	80	72
Commercial mortgage loans: | Real Estate | Non-accrual
Financing Receivable, Credit Quality Indicator [Line Items]
2024	0	0
2023	8	0
2022	42	0
2021	40	0
2020	6	0
Prior	48	14
Total	144	14
Residential mortgage loans: | Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	2,693	0
Allowance for credit losses	(9)	$ 0	$ 0	$ 0
Residential mortgage loans: | Real Estate | Current
Financing Receivable, Credit Quality Indicator [Line Items]
2024	291
2023	790
2022	970
2021	222
2020	121
Prior	7
Total	2,401
Residential mortgage loans: | Real Estate | 30-59 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
2024	3
2023	41
2022	45
2021	2
2020	4
Prior	0
Total	95
Residential mortgage loans: | Real Estate | 60-89 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
2024	0
2023	7
2022	20
2021	2
2020	4
Prior	5
Total	38
Residential mortgage loans: | Real Estate | Non-accrual
Financing Receivable, Credit Quality Indicator [Line Items]
2024	3
2023	51
2022	76
2021	18
2020	8
Prior	3
Total	$ 159